Putnam
Intermediate
U.S. Government
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal 1999. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Intermediate U.S. Government Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Managers

Michael Martino
Kevin Cronin

Fixed-income investors had a difficult time making money in 1999. Economic growth was strong throughout the year, and the Federal Reserve Board raised short-term interest rates on three occasions to prevent inflation from accelerating, which made the rates on existing bonds less attractive. Although prices fell throughout the period, Putnam Intermediate U.S. Government Income Fund's defensive investment strategy provided some damage control along with the opportunity to earn a higher level of income. The fund's 30-day SEC yield for class A shares at NAV was 5.61% on November 30, 1999, compared with 5.20% a year earlier.

Total return for 12 months ended 11/30/99

           Class A          Class B           Class C           Class M
         NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
----------------------------------------------------------------------------
         1.09%  -2.23%    0.48%  -2.41%     0.05%  -0.91%     0.93%  -1.04%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.


* HIGHER RATES FAVOR MORTGAGES

Economic growth was stronger than anticipated throughout the period covered by this report, including a 5.5% annualized increase in GDP during the third quarter of 1999. After lowering rates in 1998, the Federal Reserve Board met 1999's surge in growth and subsequent threat of inflation with a series of short-term rate increases. In total, the federal funds rate, the rate charged among banks for overnight loans, rose three quarters of one percentage point to 5.50%. In the face of Fed rate increases and consistently strong economic data, fixed-income investors turned bearish and drove bond prices lower.

Bonds of all stripes suffered during the period, but some performed better than others. U.S. Treasury bonds, which are particularly sensitive to changes in interest rates, fared the worst, returning just 1.2% for the 12-month period, as measured by the Lehman Brothers Intermediate U.S. Treasury Index. (Longer-term Treasuries were even harder hit, returning -7.5% according to the Lehman Brothers Long Treasury Index.) Among the other investments held by the fund, mortgage-backed securities did relatively better. These securities are somewhat insulated from a rising interest-rate environment because they offer premium yields to compensate for the risk of prepayment. When rates are declining, homeowners often refinance their mortgages, returning principal to mortgage investors who must reinvest at lower prevailing rates. However, when rates rise, as they have all year, the incidence of prepayment drops dramatically, and mortgage-related bonds tend to be relatively stable as long as investors are earning a premium yield. For the year ended November 30, 1999, the Lehman Brothers GNMA Index returned 2.6%.


[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION*

                    11/30/99            11/30/98
Fixed rate
mortgage-backed
securities            63.9%              48.6%

Adjustable-rate
mortgage-backed
securities             0.3%               0.6%

U.S. Treasury
securities            41.1%              36.8%

Cash and
short-term
investments            5.4%              12.7%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.


* DEFENSIVE STRATEGY EMPHASIZES INCOME

The fund's chief investment goal is income -- as high a level as is consistent with the preservation of capital. Our mandate requires that we pursue a relatively conservative investment strategy, particularly when there is heightened volatility in the market. During the period, as rates rose and price volatility increased, we shifted assets from cash and the rate-sensitive Treasury sector to mortgages. The fund's weighting in mortgage-backed securities, which approached 65% of the portfolio by November 30, 1999, accomplished two distinct objectives. First, it enabled the fund to avoid the more serious losses that could have resulted if the portfolio had been invested entirely in Treasury bonds. Second, it provided the fund with a higher level of income than a portfolio of comparable U.S. Treasuries. In fact, many of the fund's mortgage holdings offered yields a full percentage point higher than the Treasury bonds in the portfolio.


[GRAPHIC OMITTED: vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*


0-1 year            5.4%

1-5 years          74.1%

5+ years           20.4%

Footnote reads:
*As a percentage of market value as of 11/30/99. Duration will vary over time.


"Prices are cheap in our estimation, and we have taken advantage of this opportunity by purchasing longer-term bonds that are more sensitive to changes in interest rates."

-- Michael Martino, fund manager


Another factor that helped the fund's performance during the period was our duration strategy. Your fund's mix of securities is managed so that the portfolio's average duration -- a measure of interest-rate sensitivity -- remains between 2.5 and 4 years. Essentially the longer a portfolio's duration, the more likely its net asset value will be affected by a change in interest rates. So a long duration helps when the market is going up but can hinder performance when the market is going down. We started the period with a short duration, just 2.5 years, which reflected a large and defensive cash position. This conservative stance provided a buffer against potential volatility in the first few months of the period. As rates rose, we extended the duration to position the portfolio for the next positive turn in the market. To accomplish this objective, we targeted mortgage-backed securities maturing in 30 years with correspondingly high yields, including bonds issued by the Government National Mortgage Association. By the end of November, the fund's cash position was just 5% of the portfolio, and average duration was 4.2 years.

* RATES MAY RISE FURTHER

Our outlook for the coming months is cautiously optimistic. The current economic expansion is on its way to becoming the longest in U.S. history, bond yields have risen, and the fund is earning more income than a year ago. Prices are cheap in our estimation, and we have taken advantage of this opportunity by purchasing longer-term bonds that are more sensitive to changes in interest rates. If rates change direction and start falling, the fund should benefit. If rates rise further, which we believe may happen in the first calendar quarter of 2000, we intend to add even more to our long-term position, including an increase in our Treasury bond position. Either way, we believe the fund is well positioned to meet its objectives in the coming year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund invests in mortgage-backed securities, which are subject to prepayment risk.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.




TOTAL RETURN FOR PERIODS ENDED 11/30/99

                      Class A            Class B            Class C           Class M
(inception dates)    (2/16/93)          (2/16/93)          (7/26/99)         (4/3/95)
                   NAV       POP      NAV      CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------------------
1 year             1.09%    -2.23%    0.48%   -2.41%     0.05%  -0.91%     0.93%   -1.04%
------------------------------------------------------------------------------------------
5 years           39.51     35.10    35.37    35.37     33.89   33.89     38.70    36.04
Annual average     6.89      6.20     6.24     6.24      6.01    6.01      6.76     6.35
------------------------------------------------------------------------------------------
Life of fund      41.30     36.65    35.65    35.65     33.67   33.67     40.00    37.26
Annual average     5.23      4.71     4.60     4.60      4.37    4.37      5.09     4.78
------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

              Lehman Bros. Intermediate           Consumer
                  Govt. Bond Index              price index
-------------------------------------------------------------------------
1 year                  1.20%                      2.68%
-------------------------------------------------------------------------
5 years                40.71                      12.49
Annual average          7.07                       2.38
-------------------------------------------------------------------------
Life of fund           44.22                      17.68
Annual average          5.57                       2.44
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to inception are derived from the historical performance of class A shares and adjusted to reflect the CDSC applicable to class C shares, which is 1% for the first year and eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods prior to 4/10/95 do not reflect the fund's performance under the current investment policies.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/16/93

                                      Lehman Bros.
                  Fund's class A   Intermediate Govt.  Consumer price
Date              shares at POP       Bond Index           index

2/16/93               9,671             10,000             10,000
11/30/93              9,671             10,422             10,189
11/30/94              9,906             10,249             10,461
11/30/95              9,796             11,650             10,734
11/30/96             11,791             12,309             11,083
11/30/97             12,496             13,081             11,286
11/30/98             13,518             14,251             11,461
11/30/99            $13,665            $14,422            $11,768

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $13,565 and $13,367, respectively, and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $14,000 ($13,726 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 11/30/99

                                 Class A     Class B     Class C      Class M
--------------------------------------------------------------------------------------
Distributions (number)             12          12           4           12
--------------------------------------------------------------------------------------
Income                         $0.251907   $0.222487    $0.073434   $0.244560
--------------------------------------------------------------------------------------
Capital gains                      --          --           --           --
--------------------------------------------------------------------------------------
 Total                         $0.251907   $0.222487    $0.073434   $0.244560
--------------------------------------------------------------------------------------
Share value:                 NAV      POP      NAV        NAV      NAV      POP
--------------------------------------------------------------------------------------
11/30/98                    $5.01    $5.18    $5.01        --     $5.02    $5.12
--------------------------------------------------------------------------------------
7/26/99*                       --       --       --     $4.81        --       --
--------------------------------------------------------------------------------------
11/30/99                     4.81     4.97     4.81      4.81      4.82     4.92
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate1       4.86%    4.70%    4.57%     4.36%     4.71%    4.61%
--------------------------------------------------------------------------------------
Current 30-day SEC yield2    5.61     5.42     5.00      4.85      5.45     5.34
--------------------------------------------------------------------------------------

 *Inception of class C shares.

 1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

 2Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                       Class A            Class B           Class C           Class M
(inception dates)     (2/16/93)          (2/16/93)         (7/26/99)          (4/3/95)
                    NAV       POP      NAV      CDSC     NAV      CDSC      NAV      POP
------------------------------------------------------------------------------------------
1 year              0.20%    -3.10%   -0.41%   -3.27%   -0.90%   -1.85%     0.05%   -1.91%
------------------------------------------------------------------------------------------
5 years            38.24     33.87    34.14    34.14    32.58    32.58     37.42    34.79
Annual average      6.69      6.01     6.05     6.05     5.80     5.80      6.56     6.15
------------------------------------------------------------------------------------------
Life of fund       40.41     35.80    34.73    34.73    32.75    32.75     39.11    36.39
Annual average      5.06      4.55     4.43     4.43     4.21     4.21      4.92     4.62
------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Lehman Brothers GNMA Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. The performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants

The Board of Trustees and Shareholders
Putnam Intermediate U. S. Government Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam Intermediate U. S. Government Income Fund, including the fund's portfolio, as of November 30, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1998 and the financial highlights for each of the years or periods in the four-year period ended November 30, 1998 were audited by other auditors whose report dated January 14, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Intermediate U.S. Government Income Fund as of November 30, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                                 KPMG LLP

Boston, Massachusetts
January 5, 2000



The fund's portfolio
November 30, 1999

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (105.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
U.S. Government Agency Mortgage Obligations (64.2%)
--------------------------------------------------------------------------------------------------------------------------
     $   10,000,000  Fannie Mae 6.43s, April 1, 2009                                                        $    9,356,200
                     Federal Home Loan Mortgage Corp.
         19,344,261    7 1/2s, with due dates from August 1, 2007 to
                       March 1, 2028                                                                            19,339,892
         48,286,814    6s, with due dates from March 1, 2006 to July 1, 2006                                    46,702,038
                     Federal National Mortgage Association
         22,100,000    7s, TBA, December 25, 2014                                                               21,996,351
         42,100,000    6s, TBA, December 1, 2014                                                                40,297,699
            191,791  Federal National Mortgage Association Adjustable Rate
                       Mortgage 6.092s, with due dates from November 1,
                       2024 to July 1, 2026                                                                        187,895
                     Federal National Mortgage Association Pass-Through
                       Certificates
             12,807    11 1/4s, October 1, 2010                                                                     13,988
          3,138,403    8s, with due dates from May 1, 2013 to November 1, 2029                                   3,181,229
          8,325,236    7s, October 1, 2011                                                                       8,286,191
         63,659,128    6 1/2s, with due dates from April 1, 2012 to
                       February 1, 2014                                                                         62,246,531
          5,785,000    5 5/8s, March 15, 2001                                                                    5,744,331
          1,519,200  Government National Mortgage Association Adjustable
                       Rate Mortgage 7s, July 20, 2026                                                           1,529,409
                     Government National Mortgage Association Pass-Through
                       Certificates
         17,868,872    9 1/2s, with due dates from May 15, 2018 to
                       November 15, 2028                                                                        19,280,548
          3,202,328    9s, December 15, 2021                                                                     3,384,445
          2,205,293    8 1/2s, October 15, 2008                                                                  2,267,317
         31,744,486    8s, with due dates from May 15, 2024 to
                       December 15, 2027                                                                        32,260,335
         47,106,981    7 1/2s, with due dates from December 15, 2023 to
                       October 15, 2028                                                                         47,003,816
          4,194,610    7s, with due dates from December 15, 2026 to
                       December 15, 2028                                                                         4,099,168
                                                                                                            --------------
                                                                                                               327,177,383

U.S. Treasury Obligations (41.1%)
--------------------------------------------------------------------------------------------------------------------------
         40,000,000  U.S. Treasury Bonds 6 1/8s, August 15, 2029                                                39,156,400
                     U.S. Treasury Notes
         10,000,000    8s, May 15, 2001                                                                         10,278,100
         40,000,000    6s, August 15, 2009                                                                      39,493,600
         47,125,000    6s, August 15, 2004                                                                      46,859,685
         50,000,000    6s, July 31, 2002                                                                        49,968,500
         10,000,000    5 1/2s, May 15, 2009                                                                      9,507,800
         15,000,000    4 1/4s, November 15, 2003                                                                14,046,150
                                                                                                            --------------
                                                                                                               209,310,235
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $545,207,369)                                                                  $  536,487,618

SHORT-TERM INVESTMENTS (5.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   12,679,000  Interest in $532,679,000 joint repurchase agreement dated
                       November 30, 1999 with Morgan Stanley & Co. Inc. due
                       December 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $12,680,979 for an
                       effective yield of 5.62%                                                             $   12,679,000
         15,000,000  Interest in $539,313,000 joint repurchase agreement dated November 30, 1999 with S.B.C. Warburg Inc.
                       due December 1, 1999 with respect to various U.S.
                       Treasury obligations -- maturity value of $15,002,363
                       for an effective yield of 5.67%                                                          15,000,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $27,679,000)                                        $   27,679,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $572,886,369) (b)                                              $  564,166,618
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $509,601,808.

  (b) The aggregate identified cost on a tax basis is $573,095,486, resulting in gross unrealized appreciation and depreciation of $78,399 and $9,007,267, respectively, or net unrealized depreciation of $8,928,868.

      TBA after the name of a security represents to be announced securities (Note 1).


-------------------------------------------------------------------------------
TBA Sales Commitments at November 30, 1999
(Proceeds receivable $62,423,139)
                             Principal       Delivery
Agency                        Amount           Date              Value
-------------------------------------------------------------------------------
FNMA 6.5s, December 2014   $63,659,126       12/16/99         $62,246,530
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $572,886,369) (Note 1)                                            $564,166,618
-----------------------------------------------------------------------------------------------
Cash                                                                                        529
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   5,019,376
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                3,042,007
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       63,527,011
-----------------------------------------------------------------------------------------------
Total assets                                                                        635,755,541

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    66,296
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              145,194
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     62,603,818
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            768,771
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               66,561
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            17,468
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,711
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  208,013
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $62,423,139)                    62,246,530
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   29,371
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   126,153,733
-----------------------------------------------------------------------------------------------
Net assets                                                                         $509,601,808

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $543,253,657
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             28,812
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (25,137,519)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (8,543,142)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $509,601,808

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($243,926,877 divided by 50,740,472 shares)                                               $4.81
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.81)*                                    $4.97
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($137,129,687 divided by 28,481,355 shares)**                                             $4.81
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($2,746,375 divided by 570,994 shares)**                                                  $4.81
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,917,784 divided by 2,265,743 shares)                                                 $4.82
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.82)*                                    $4.92
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($114,881,085 divided by 23,932,379 shares)                                               $4.80
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1999
Interest income                                                                    $ 31,886,921
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,077,198
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          706,867
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        16,584
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         10,556
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   606,772
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,238,328
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     5,143
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    44,902
-----------------------------------------------------------------------------------------------
Other                                                                                    24,330
-----------------------------------------------------------------------------------------------
Total expenses                                                                        5,730,680
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (77,915)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          5,652,765
-----------------------------------------------------------------------------------------------
Net investment income                                                                26,234,156
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (8,379,755)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and TBA
sale commitments during the year                                                    (13,037,946)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (21,417,701)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $  4,816,455
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                                      Year ended November 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $26,234,156     $18,667,166
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (8,379,755)      6,359,304
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (13,037,946)      3,665,334
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  4,816,455      28,691,804
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (12,515,612)     (8,144,037)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (6,633,533)     (3,948,021)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (21,315)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (562,015)       (369,665)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (6,366,078)     (6,096,815)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (1,024,707)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (496,752)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (46,512)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (767,119)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    20,974,985     171,644,482
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                (307,113)    179,442,658

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   509,908,921     330,466,263
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $28,812 and $--, respectively)                                           $509,601,808    $509,908,921
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                     Year ended November 30
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $5.01            $4.90            $4.90            $4.92            $4.60
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .25              .25(c)           .28              .29              .27
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.20)             .14               --             (.02)             .35
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                              .05              .39              .28              .27              .62
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.25)            (.25)            (.28)            (.26)            (.29)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                   --               --               --               --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                   --             (.03)              --             (.03)              --(d)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.25)            (.28)            (.28)            (.29)            (.30)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $4.81            $5.01            $4.90            $4.90            $4.92
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                            1.09             8.19             5.98             5.71            13.85
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $243,927         $242,140         $135,283         $143,575          $57,049
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                          .99             1.06             1.15             1.22             1.20
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         5.20             5.00             5.77             5.54             5.78
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          318.67           223.06           188.39           367.19           383.88
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                     Year ended November 30
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $5.01            $4.91            $4.90            $4.92            $4.60
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .22              .22(c)           .26              .26              .24
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.20)             .13               --             (.02)             .35
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                              .02              .35              .26              .24              .59
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.22)            (.22)            (.25)            (.24)            (.26)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                   --               --               --               --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                   --             (.03)              --             (.02)              --(d)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.22)            (.25)            (.25)            (.26)            (.27)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $4.81            $5.01            $4.91            $4.90            $4.92
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                             .48             7.32             5.56             5.08            13.17
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $137,130         $137,569          $68,137          $56,889          $23,201
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         1.59             1.66             1.75             1.80             1.81
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         4.60             4.39             5.16             4.94             5.17
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          318.67           223.06           188.39           367.19           383.88
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                For the period
Per-share                                                                                                       July 26, 1999+
operating performance                                                                                             to Nov. 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $4.81
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                  .07
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                              --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  .07
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                     (.07)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                                       --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                       --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                   (.07)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $4.81
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                1.53*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                      $2,746
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                              .61*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                             1.58*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                              318.67
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                For the period
Per-share                                                                                                        Apr. 3, 1995+
operating performance                                             Year ended November 30                          to Nov. 30
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $5.02            $4.91            $4.90            $4.93            $4.68
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .24              .24(c)           .28              .27              .12(c)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.20)             .14              .01             (.02)             .32
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                              .04              .38              .29              .25              .44
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.24)            (.24)            (.28)            (.26)            (.18)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                   --               --               --               --             (.01)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                   --             (.03)              --             (.02)              --(d)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.24)            (.27)            (.28)            (.28)            (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $4.82            $5.02            $4.91            $4.90            $4.93
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                            0.93             8.01             6.03             5.33             9.63*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $10,918          $10,181           $7,158           $4,404           $1,058
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                         1.14             1.21             1.30             1.35              .87*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         5.09             4.88             5.55             5.28             3.37*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                          318.67           223.06           188.39           367.19           383.88
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Oct. 1, 1997+
operating performance                                                              Year ended November 30         to Nov. 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    1999             1998             1997
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                $5.01            $4.90            $4.90
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                .26              .26 (c)          .05
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                          (.21)             .14               --
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                .05              .40              .05
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                   (.26)            (.26)            (.05)
---------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                     --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                     --             (.03)              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                 (.26)            (.29)            (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                      $4.80            $5.01            $4.90
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                              1.14             8.46             1.03*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                  $114,881         $120,019         $119,889
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                            .74              .81              .15*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                           5.45             5.30              .96*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                            318.67           223.06           188.39
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.



Notes to financial statements
November 30, 1999

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

E) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1999, the fund had a capital loss carryover of approximately $24,928,000 available to offset future capital gains, if any. This amount includes approximately $15,145,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

Loss Carryover                 Expiration
--------------                 -----------------
    $1,134,000                 November 30, 2001
    15,119,000                 November 30, 2002
       514,000                 November 30, 2004
     8,161,000                 November 30, 2007

G) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro-rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, dividends payable, paydown gains and losses on mortgage backed securities, and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1999, the fund reclassified $106,791 to decrease undistributed net investment income and $13,927,093 to increase paid-in-capital, with an increase to accumulated net realized losses of $13,820,302. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1999, fund expenses were reduced by $77,915 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $620 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.40% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $104,506 and $4,120 from the sale of class A and class M shares, respectively and received $399,627 and $884 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $88,800 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended November 30, 1999, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $1,605,261,384 and $1,485,857,578, respectively.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     82,440,208       $403,857,633
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,084,355         10,155,465
-----------------------------------------------------------------------------
                                                84,524,563        414,013,098

Shares
repurchased                                    (82,127,863)      (402,232,404)
-----------------------------------------------------------------------------
Net increase                                     2,396,700       $ 11,780,694
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     91,332,540      $ 455,502,043
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,375,739          6,836,861
-----------------------------------------------------------------------------
                                                92,708,279        462,338,904

Shares
repurchased                                    (71,953,108)      (358,927,417)
-----------------------------------------------------------------------------
Net increase                                    20,755,171      $ 103,411,487
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     34,412,013      $ 168,833,974
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,125,118          5,493,492
-----------------------------------------------------------------------------
                                                35,537,131        174,327,466

Shares
repurchased                                    (34,498,252)      (168,856,064)
-----------------------------------------------------------------------------
Net increase                                     1,038,879      $   5,471,402
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     49,315,114      $ 245,433,622
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      764,472          3,802,345
-----------------------------------------------------------------------------
                                                50,079,586        249,235,967

Shares
repurchased                                    (36,525,654)      (181,548,772)
-----------------------------------------------------------------------------
Net increase                                    13,553,932      $  67,687,195
-----------------------------------------------------------------------------

                                                           From July 26, 1999
                                                 (commencement of operations)
                                                         to November 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        716,604         $3,448,177
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        4,237             20,403
-----------------------------------------------------------------------------
                                                   720,841          3,468,580

Shares
repurchased                                       (149,847)          (721,308)
-----------------------------------------------------------------------------
Net increase                                       570,994         $2,747,272
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,537,235       $ 12,479,085
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       97,163            474,422
-----------------------------------------------------------------------------
                                                 2,634,398         12,953,507

Shares
repurchased                                     (2,397,373)       (11,765,635)
-----------------------------------------------------------------------------
Net increase                                       237,025       $  1,187,872
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,091,870        $10,449,316
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       73,620            366,156
-----------------------------------------------------------------------------
                                                 2,165,490         10,815,472

Shares
repurchased                                     (1,593,988)        (7,940,049)
-----------------------------------------------------------------------------
Net increase                                       571,502        $ 2,875,423
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,345,030        $26,051,044
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,292,538          6,366,078
-----------------------------------------------------------------------------
                                                 6,637,568         32,417,122

Shares
repurchased                                     (6,670,709)       (32,629,377)
-----------------------------------------------------------------------------
Net decrease                                       (33,141)       $  (212,255)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,654,322        $38,026,698
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,383,744          6,859,113
-----------------------------------------------------------------------------
                                                 9,038,066         44,885,811

Shares
repurchased                                     (9,535,957)       (47,215,434)
-----------------------------------------------------------------------------
Net decrease                                      (497,891)       $(2,329,623)
-----------------------------------------------------------------------------

Note 5
Change in Independent
Accountants (unaudited)

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent accountants and voted to appoint KPMG LLP for the fund's fiscal year ended November 30, 1999. During the two previous fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through July 14, 1999, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



AN36-57653 398/428.674 1/00


PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Intermediate U.S. Government Income Fund
Supplement to Annual Report dated 11/30/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return for periods ended 11/30/99               NAV

1 year                                               1.14%
5 years                                             39.99
Annual average                                       6.96
10 years                                               --
Annual average                                         --
Life of fund (since class A inception, 2/16/93)     41.78
Annual average                                       5.28

Share value:                                          NAV

11/30/98                                            $5.01
11/30/99                                            $4.80
------------------------------------------------------------------------
Distributions:     No.      Income       Capital gains         Total
                   12      $0.264208           --           $0.264208
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception on 10/1/97 are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.